Net gain or loss on financial assets at FVTOCI	12 Months Ended
Dec. 31, 2020
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Net Gain (Loss) on Financial Assets At Fair Value Through Other Comprehensive Income

34. NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI

Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Gain on redemption of securities	53	15	(57)
Gain on transaction of securities	1,994	11,000	24,195

Total	2,047	11,015	24,138